Cover	Jun. 04, 2025
Cover [Abstract]
Document Type	S-1MEF
Amendment Flag	false
Entity Registrant Name	BITMINE IMMERSION TECHNOLOGIES, INC.
Entity Central Index Key	0001829311
Entity Small Business	true